Document and Entity Information	Nov. 10, 2025
Cover [Abstract]
Entity Registrant Name	Seagate Technology Holdings plc
Amendment Flag	false
Entity Central Index Key	0001137789
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Incorporation State Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	121 Woodlands Avenue 5
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	739009
City Area Code	(65)
Local Phone Number	6018-2562
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false